Expense Example - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example:
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,562
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example:
1 year	445
3 years	645
5 years	862
10 years	1,487
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	$ 443